CONDENSED SCHEDULE OF INVESTMENTS (Parenthetical) - Long Contracts [Member]	12 Months Ended
Dec. 31, 2020 Decimal
Second Year U S Treasury Note [Member]
Summary of Investment Holdings [Line Items]
Investment term	2 years
Investment Owned, Balance, Contracts	400
Five Year U S Treasury Note [Member]
Summary of Investment Holdings [Line Items]
Investment term	5 years
Investment Owned, Balance, Contracts	2,390
Ten Year U S Treasury Note [Member]
Summary of Investment Holdings [Line Items]
Investment term	10 years
Investment Owned, Balance, Contracts	1,971
Thirty Year U S Treasury Note [Member]
Summary of Investment Holdings [Line Items]
Investment term	30 years
Investment Owned, Balance, Contracts	556